Note 5 - Accounts and Grants Receivable	6 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
5.	ACCOUNTS AND GRANTS RECEIVABLE

Accounts and grants receivable consist of:

	June 30, 2021	December 31, 2020
Trade receivable	$1,078,781	$973,852
Grants receivable	110,000	-
	$1,188,781	$973,852

As at June 30, 2021, the Company had accounts receivable of $270,653 (2020 - $169,002) greater than 30 days overdue and not impaired.